UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA 02110

  (Name and address of agent for service)

Registrant's telephone number, including area code:  1-866-921-7951

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Excelsior Buyout Investors, LLC
Schedule of Investments
June 30, 2011 (Unaudited)

Percent		Acquisition				% of Net
Owned(D)	Underlying Funds (A), (B), (E)	Dates(C)	Commitment	Cost	Fair Value	Assets(F)
Distressed Investment
0.29%	MatlinPatterson Global Opportunities Partners, L.P.	06/04-06/09	$6,012,090	$—	$66,745	0.20%
0.25%	OCM Principal Opportunities Fund II, L.P.	06/04-12/04	4,008,060	—	768,508	2.32%
			10,020,150	—	835,253	2.52%
Domestic Buyout
0.46%	2003 Riverside Capital Appreciation Fund, L.P.	06/04-04/11	3,674,055	—	2,794,054	8.44%
0.73%	Berkshire Fund VI, L.P.	06/04-05/11	13,360,200	—	8,773,020	26.48%
2.08%	Blue Point Capital Partners, L.P.	06/04-03/11	6,012,090	115,896	1,111,352	3.36%
0.91%	Blum Strategic Partners II, L.P.	06/04-10/09	10,020,150	—	2,542,163	7.67%
0.61%	Catterton Partners V, L.P.	06/04-06/11	3,674,055	1,564,842	2,551,429	7.70%
1.81%	Charlesbank Equity Fund V, L.P.	06/04-01/11	10,020,150	—	6,496,000	19.61%
1.10%	Lincolnshire Equity Fund III, L.P.	12/04-04/11	4,835,120	92,184	2,901,540	8.76%
			51,595,820	1,772,922	27,169,558	82.02%
European Buyout
0.93%	Advent Global Private Equity IV - A, L.P.	06/04-12/09	5,010,075	—	1,039,524	3.14%
0.44%	Cognetas Fund, L.P. (fka. Electra European Fund, L.P.)(G)	06/04-06/08	6,066,208	—	323,058	0.97%
			11,076,283	—	1,362,582	4.11%
	TOTAL INVESTMENTS		$72,692,253	$1,772,922	29,367,393	88.65%
	OTHER ASSETS & LIABILITIES (NET)				3,760,367	11.35%
	NET ASSETS				$33,127,760	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)
Total cost of illiquid and restricted securities at June 30, 2011, aggregated $1,772,922 . Total fair value of illiquid and restricted securities at June 30, 2011 was $29,367,393 or 88.65% of net  assets.

(C)	Acquisition dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(D)	Represents the Fund's capital balance as a percentage of the Underlying Fund's total capital or the Fund's commitment as a percentage of the Underlying Fund's total commitments.
(E)
The estimated cost of the Underlying Funds at June 30, 2011, for federal income tax purposes is $25,501,466 . The resulting estimated net unrealized appreciation for federal income tax  purposes on the Underlying Funds at June 30, 2011 is $3,865,927, which consists of unrealized appreciation and depreciation of $8,721,962 and $4,856,035, respectively.

(F)	Calculated as fair value divided by the Fund's net assets.
(G)	Investment is denominated in Euros. Values shown are in U.S. dollars.

Excelsior Buyout Investors, LLC
Schedule of Investments
June 30, 2011 (Unaudited) (continued)

Valuation of Investments:

The Fund computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its interests in the Underlying Funds and other investments. The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable. Generally, the value of each Underlying Fund is determined to be that value reported to the Fund by the Underlying Fund as of each quarter-end, determined by the Underlying Fund in accordance with its own valuation policies. The Fund  follows the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies. The adoption of this guidance does not have a material effect on the financial statements.

While the Investment Adviser may rely on an Underlying Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Fund’s stated accounting policies.  In reviewing valuations from Underlying Funds, the Investment Adviser takes into consideration all reasonably available information from Underlying Funds related to valuation. If the Investment Adviser determines that an Underlying Fund’s value as reported by that Underlying Fund does not represent current value, or in the event an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, then the Underlying Fund is valued at its fair value in accordance with the Procedures. In determining fair value of an Underlying Fund, the Investment Adviser shall calculate a value for such Underlying Fund subject to review and supervison by the valuation committee of the Board (the "Valuation Committee") that it reasonably believes represents the amount the Fund could reasonably expect to receive from the Underlying Fund if the Fund was able to sell its interests in the Underlying Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 "Fair Value Measurements and Disclosure" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not

Excelsior Buyout Investors, LLC
Schedule of Investments
June 30, 2011 (Unaudited) (continued)

proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Fund's investments in the Underlying Funds have been classified within Level 3, and the Fund generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Underlying Funds are structured as closed-end, commitment-based private investment funds where the Fund commits a specified amount of capital upon inception of the Underlying Fund (i.e., committed capital) which is then drawn down over a specified period of the Underlying Fund's life. Such Underlying Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in such Underlying Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations.

The following table presents the investments by level within the valuation hierarchy as of June 30, 2011.

Assets:	Level 1	Level 2	Level 3	Total
Distressed Investment	$–	$–	$835,253	$835,253
Domestic Buyout	–	–	27,169,558	27,169,558
European Buyout	–	–	1,362,582	1,362,582
Totals:	$–	$–	$29,367,393	$29,367,393

The following table includes a rollforward of the amounts for the period ended June 30, 2011 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs
Investments in Underlying Funds
Balance as of April 1, 2011	$29,680,549
Net change in unrealized appreciation/(depreciation) on investments	(325,827)
Contributions	57,174
Distributions	(1,762,321)
Net realized gain/loss on investments	1,717,818
Balance as of June 30, 2011	$29,367,393

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $(325,827).

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Fund’s Underlying Funds as of June 30, 2011 is one to three years with the possibility of extensions in each of the Underlying Funds.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Excelsior Buyout Investors, LLC

By (Signature and Title)*  /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date 08/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date 08/29/11

By (Signature and Title)*  /s/ Steven L. Suss
Steven L. Suss, Chief Financial Officer

Date 08/29/11

* Print the name and title of each signing officer under his or her signature.